UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06173

UBS Municipal Money Market Series

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

51 West 52nd Street

New York, NY 10019-6114

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2007

Item 1.	Schedule of Investments

UBS RMA New Jersey Municipal Money Fund

Schedule of investments – September 30, 2007 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — 97.42%
New Jersey Economic Development Authority Revenue (Bayonne Project Improvement),
Series A,
3.940%, VRD	675,000	675,000
Series B,
3.940%, VRD	1,900,000	1,900,000
Series C,
3.940%, VRD	10,150,000	10,150,000
New Jersey Economic Development Authority Revenue (Crowley Liner Services Project),
3.830%, VRD	3,380,000	3,380,000
New Jersey Economic Development Authority Revenue (Danic Urban Renewal),
3.860%, VRD	750,000	750,000
New Jersey Economic Development Authority Revenue (Hun School Princeton Project),
3.850%, VRD	555,000	555,000
New Jersey Economic Development Authority Revenue (JP Morgan PUTTERs, Series 853) (FSA Insured),
3.900%, VRD[1,2]	1,775,000	1,775,000
New Jersey Economic Development Authority Revenue (Kenwood USA Corp. Project),
3.850%, VRD	405,000	405,000
New Jersey Economic Development Authority Revenue (Lawrenceville School Project),
3.900%, VRD	2,650,000	2,650,000
Series B,
3.800%, VRD	5,900,000	5,900,000
New Jersey Economic Development Authority Revenue (Republic Services, Inc. Project),
3.880%, VRD[3]	2,910,000	2,910,000
New Jersey Economic Development Authority Revenue (Stolthaven Project), Series A,
3.890%, VRD	4,505,000	4,505,000
New Jersey Economic Development Authority Revenue (Thermal Energy Limited Partnership),
3.880%, VRD[3]	1,630,000	1,630,000
New Jersey Economic Development Authority Revenue Refunding (El Dorado Terminals), Series B,
3.940%, VRD	400,000	400,000
New Jersey Economic Development Authority Revenue Refunding (Foreign Trade Zone Project),
4.000%, VRD	4,500,000	4,500,000
New Jersey Economic Development Authority School Revenue (Facilities Construction),
Subseries R-1,
4.000%, VRD	7,210,000	7,210,000
Subseries R-3,
4.050%, VRD	1,700,000	1,700,000
New Jersey Economic Development Authority Speciality Facilities Revenue (Port Newark Container LLC),
3.910%, VRD[3]	3,200,000	3,200,000
New Jersey Economic Development Authority Transportation, (Floating Rate-TRS, Series N-10 Regulation D) (AMBAC Insured),
3.910%, VRD[1,2]	2,000,000	2,000,000

UBS RMA New Jersey Municipal Money Fund

Schedule of investments – September 30, 2007 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
New Jersey Educational Facilities Authority (College of New Jersey), Series A (AMBAC Insured),
3.810%, VRD	7,840,000	7,840,000
New Jersey Educational Facilities Authority (Princeton University),
Series B,
3.910%, VRD	8,113,000	8,113,000
New Jersey Educational Facilities Authority Revenue Refunding (Institutional Advanced Study), Series B,
3.780%, VRD	8,300,000	8,300,000
New Jersey Health Care Facilities Authority (Community Hospital Group), Series A-1,
3.840%, VRD	4,555,000	4,555,000
New Jersey Health Care Facilities Authority (Robert Wood Johnson University),
3.810%, VRD	1,970,000	1,970,000
New Jersey Health Care Facilities Authority (St. Peter’s Hospital), Series B,
3.480%, VRD	1,800,000	1,800,000
New Jersey Health Care Facilities Financing Authority (St. Barnabas Health Care System), Series A,
3.830%, VRD	3,440,000	3,440,000
New Jersey Health Care Facilities Financing Authority Revenue (Morgan Stanley Floater Certificates, Series 961) (FGIC Insured),
3.890%, VRD[1,2]	4,381,000	4,381,000
New Jersey Health Care Facilities Financing Authority Revenue (Matheny School Hospital), Series A-2,
3.810%, VRD	2,300,000	2,300,000
New Jersey Health Care Facilities Financing Authority Revenue,
Series A3,
3.800%, VRD	6,230,000	6,230,000
Series A4,
3.810%, VRD	1,180,000	1,180,000
New Jersey Health Care Facilities Financing Authority Revenue (Southern Ocean County Hospital),
3.840%, VRD	1,225,000	1,225,000
New Jersey Sports & Exposition Authority,
Series B-1 (MBIA Insured),
3.800%, VRD	6,823,000	6,823,000
Series B-2 (MBIA Insured),
3.800%, VRD	630,000	630,000
New Jersey State Housing & Mortgage Finance Agency Revenue (Multi-Family Housing), Series D (FGIC Insured),
3.910%, VRD[3]	4,400,000	4,400,000
New Jersey State Housing & Mortgage Finance Agency Revenue (Single Family Housing), Series N,
3.790%, VRD	1,570,000	1,570,000
New Jersey State Tax & Revenue Anticipation Notes,
4.500%, due 06/24/08	2,000,000	2,012,516
New Jersey State Transportation Trust Fund Authority (JP Morgan PUTTERs, Series 1144) (FSA Insured),
3.900%, VRD[1,2]	2,300,000	2,300,000

UBS RMA New Jersey Municipal Money Fund

Schedule of investments – September 30, 2007 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (concluded)
New Jersey State Transportation Trust Fund Authority (Wachovia Bank Merlots), Series B-04 (MBIA Insured),
3.920%, VRD[1,2]	1,575,000	1,575,000
New Jersey State Transportation Trust Fund Authority (Transportation System), Series A,
5.250%, due 06/15/08	1,500,000	1,518,472
New Jersey State Turnpike Authority Revenue (Wachovia Bank Merlots), Series C77 (AMBAC Insured),
3.920%, VRD[1,2]	5,000,000	5,000,000
New Jersey Turnpike Authority Revenue (FGIC Insured),
3.800%, VRD	3,000,000	3,000,000
New Jersey Turnpike Authority Revenue, Series C-2 (FSA Insured),
3.750%, VRD	1,400,000	1,400,000
East Brunswick Township Bond Anticipation Notes,
4.250%, due 02/21/08	4,000,000	4,009,371
Egg Harbor Township Bond Anticipation Notes,
4.250%, due 09/26/08	5,315,000	5,346,364
Linden Bond Anticipation Notes,
4.000%, due 05/29/08	1,914,000	1,917,640
Mercer County Improvement Authority (Atlantic Foundation) (MBIA Insured),
3.900%, VRD	2,200,000	2,200,000
Port Authority of New York and New Jersey (JP Morgan PUTTERs),
Series 1969 (FGIC Insured),
3.960%, VRD[1,2,3]	3,075,000	3,075,000
Series 2092 (FSA Insured),
3.900%, VRD[1,2]	3,000,000	3,000,000
Port Authority of New York and New Jersey Special Obligation Revenue (Versatile Structure Obligation),
Series 1R,
4.100%, VRD[3]	800,000	800,000
Series 2,
3.890%, VRD	400,000	400,000
Series 3,
4.000%, VRD	6,485,000	6,485,000
Series 5,
4.000%, VRD	100,000	100,000
Puerto Rico Electric Power Authority Revenue (Wachovia Bank Merlots), Series C58 (FGIC Insured),
3.900%, VRD[1,2]	2,100,000	2,100,000
Ridgewood Bond Anticipation Notes,
4.250%, due 06/27/08	4,856,000	4,873,578
Rutgers State University Refunding, Series A,
3.800%, VRD	9,140,000	9,140,000
Salem County Pollution Control Financing Refunding (Atlantic City Electric), Series A (MBIA Insured),
3.750%, VRD	1,625,000	1,625,000
University of Medicine & Dentistry, Series B (AMBAC Insured),
3.840%, VRD	3,845,000	3,845,000
Washington Township Morris County Bond Anticipation Notes,
4.250%, due 07/25/08	2,700,000	2,709,942

Total municipal bonds and notes (cost — $189,384,883)		189,384,883

UBS RMA New Jersey Municipal Money Fund

Schedule of investments – September 30, 2007 (unaudited)

	Face amount ($)	Value ($)
Tax-exempt commercial paper — 1.54%
New Jersey Economic Development Authority Revenue (Keystone Energy Service Co.),
3.780%, due 12/14/07 (cost — $3,000,000)	3,000,000	3,000,000

Total investments (cost — $192,384,883 which approximates cost for federal income tax purposes)[4] — 98.96%		192,384,883
Other assets in excess of liabilities — 1.04%		2,013,941

Net assets (applicable to 194,383,750 shares of beneficial interest outstanding equivalent to $1.00 per share) — 100.00%		194,398,824

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 12.97% of net assets as of September 30, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

2	The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

3	Securities subject to Alternative Minimum Tax.

4	Investments are valued at amortized cost, unless the Fund’s Board of Trustees determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

AMBAC	American Municipal Bond Assurance Corporation

FGIC	Financial Guaranty Insurance Company

FSA	Financial Security Assurance

MBIA	Municipal Bond Investors Assurance

PUTTERs	Puttable Tax-Exempt Receipts

VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of September 30, 2007 and reset periodically.

Weighted average maturity — 36 days

For more information regarding the fund’s other significant accounting policies, please refer to the fund’s annual report to shareholders dated June 30, 2007.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Municipal Money Market Series

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	November 29, 2007

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	November 29, 2007